FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF UNOBSERVABLE FOR ASSETS OR LIABILITY

As of December 31, 2024	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities
Derivative financial liabilities	—	-	1,381	1,381
Tradable warrants	3	-	-	3
Total	3	-	1,381	1,384

As of December 31, 2023	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities
Derivative financial liabilities	-	-	1,707	1,707
Tradable warrants	2	-	-	2
Total	2	-	1,707	1,709